Employee benefit plans - Information about Plan Assets at Fair Value (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 232,027	¥ 233,837	¥ 220,873
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		21,283	23,665
Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		7,510	6,793
Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		61,803	67,066
Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		4,543	4,685
Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	60,633	67,002
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		52,109	48,989
Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		24,146	15,637
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		85,466	92,914
Level 1 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 21,283	¥ 23,665
Level 1 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 61,803	¥ 67,066
Level 1 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 2,380	¥ 2,183
Level 1 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 91,352	¥ 85,585
Level 2 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 2,163	¥ 2,502
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	12,934	18,457
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		52,109	48,989
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		24,146	15,637
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 55,209	¥ 55,338	24,055
Level 3 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 7,510	¥ 6,793	12,235
Level 3 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	¥ 47,699	¥ 48,545	¥ 11,820
Level 3 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets

[1]	Includes hedge funds and real estate funds.